     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 21, 1996


                                                                FILE NO. 2-77048
                                                               FILE NO. 811-3451
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          / /

                        POST-EFFECTIVE AMENDMENT NO. 35                      /x/

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                      / /

                                AMENDMENT NO. 34

                                                                             /x/
                             SEI DAILY INCOME TRUST
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                               C/O CT CORPORATION
                                2 OLIVER STREET
                          BOSTON, MASSACHUSETTS 02109
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 342-5734

                                  DAVID G. LEE
                              C/O SEI CORPORATION
                             680 E. SWEDESFORD ROAD
                           WAYNE, PENNSYLVANIA 19087
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                           RICHARD W. GRANT, ESQUIRE
                          MORGAN, LEWIS & BOCKIUS LLP
                             2000 ONE LOGAN SQUARE
                        PHILADELPHIA, PENNSYLVANIA 19103

       IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE (CHECK APPROPRIATE BOX)

             / / IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b)


             /x/ ON MARCH 28, 1996 PURSUANT TO PARAGRAPH (b)

             / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)
             / / ON (DATE) PURSUANT TO PARAGRAPH (a) OF RULE 485
--------------------------------------------------------------------------------
     Registrant filed a Notice pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, on March 27, 1995 for its fiscal year ended January 31, 1995.
================================================================================

                                SEI DAILY INCOME

                             CROSS REFERENCE SHEET

PART A--MONEY MARKET PORTFOLIOS (MONEY MARKET PORTFOLIO, PRIME OBLIGATION PORTFOLIO, GOVERNMENT PORTFOLIO, GOVERNMENT II PORTFOLIO, TREASURY PORTFOLIO, TREASURY II PORTFOLIO AND FEDERAL SECURITIES PORTFOLIO)

N-1A ITEM NO.                                                                LOCATION
-------------                                                                --------
   Item 1.     Cover page . . . . . . . . . . . . . . . . . . . . . . .      Cover Page
   Item 2.     Synopsis . . . . . . . . . . . . . . . . . . . . . . . .      Annual Operating Expenses
   Item 3.     Condensed Financial Information  . . . . . . . . . . . .      Financial Highlights
   Item 4.     General Description of Registrant  . . . . . . . . . . .      The Trust; Investment Objective and Policies
   Item 5.     Management of the Fund . . . . . . . . . . . . . . . . .      Trustees of the Trust; The Manager and Shareholder
                                                                               Servicing Agent; The Adviser
   Item 5A.    Management's Discussion of Fund Performance  . . . . . .      *
   Item 6.     Capital Stock and Other Securities . . . . . . . . . . .      Voting Rights, Shareholder Inquiries; Dividends; Taxes
   Item 7.     Purchase of Securities Being Offered . . . . . . . . . .      Purchase and Redemption of Shares
   Item 8.     Redemption or Repurchase . . . . . . . . . . . . . . . .      Purchase and Redemption of Shares
   Item 9.     Pending Legal Proceedings  . . . . . . . . . . . . . . .      *

PART A--FIXED INCOME PORTFOLIOS (CORPORATE DAILY INCOME PORTFOLIO, GOVERNMENT SECURITIES DAILY INCOME PORTFOLIO, SHORT-TERM MORTGAGE PORTFOLIO, SHORT DURATION MORTGAGE PORTFOLIO, SHORT-TERM GOVERNMENT PORTFOLIO, INTERMEDIATE-TERM GOVERNMENT PORTFOLIO AND GNMA PORTFOLIO)

N-1A ITEM NO.                                                                LOCATION
-------------                                                                --------
   Item 1.     Cover page . . . . . . . . . . . . . . . . . . . . . . .      Cover Page
   Item 2.     Synopsis . . . . . . . . . . . . . . . . . . . . . . . .      Annual Operating Expenses
   Item 3.     Condensed Financial Information  . . . . . . . . . . . .      Financial Highlights
   Item 4.     General Description of Registrant  . . . . . . . . . . .      The Trust; Investment Objective and Policies
   Item 5.     Management of the Fund . . . . . . . . . . . . . . . . .      Trustees of the Trust; The Manager and Shareholder
                                                                               Servicing Agent; The Adviser
   Item 5A.    Management's Discussion of Fund Performance  . . . . . .      **
   Item 6.     Capital Stock and Other Securities . . . . . . . . . . .      Voting Rights, Shareholder Inquiries; Dividends; Taxes
   Item 7.     Purchase of Securities Being Offered . . . . . . . . . .      Purchase and Redemption of Shares
   Item 8.     Redemption or Repurchase . . . . . . . . . . . . . . . .      Purchase and Redemption of Shares
   Item 9.     Pending Legal Proceedings  . . . . . . . . . . . . . . .      *

PART A-- CLASS D SHARES (CORPORATE DAILY INCOME PORTFOLIO, SHORT-TERM GOVERNMENT PORTFOLIO, INTERMEDIATE-TERM GOVERNMENT PORTFOLIO AND GNMA PORTFOLIO)

N-1A ITEM NO.                                                                Location
-------------                                                                --------
   Item 1.     Cover page . . . . . . . . . . . . . . . . . . . . . . .      Cover Page
   Item 2.     Synopsis . . . . . . . . . . . . . . . . . . . . . . . .      Annual Operating Expenses
   Item 3.     Condensed Financial Information  . . . . . . . . . . . .      Financial Highlights
   Item 4.     General Description of Registrant  . . . . . . . . . . .      The Trust; Investment Objective and Policies
   Item 5.     Management of the Fund . . . . . . . . . . . . . . . . .      Trustees of the Trust; The Manager; The Adviser and the
                                                                               Custodian
   Item 5A.    Management's Discussion of Fund Performance  . . . . . .      **
   Item 6.     Capital Stock and Other Securities . . . . . . . . . . .      Voting Rights, Shareholder Inquiries; Dividends; Taxes
   Item 7.     Purchase of Securities Being Offered . . . . . . . . . .      Purchase and Redemption of Shares
   Item 8.     Redemption or Repurchase . . . . . . . . . . . . . . . .      Purchase and Redemption of Shares
   Item 9.     Pending Legal Proceedings  . . . . . . . . . . . . . . .      *


PART A - CLASS G SHARES (GOVERNMENT PORTFOLIO)



N-1A ITEM NO.                                                                LOCATION
-------------                                                                --------
   Item 1.     Cover page . . . . . . . . . . . . . . . . . . . . . . .      Cover Page
   Item 2.     Synopsis . . . . . . . . . . . . . . . . . . . . . . . .      Annual Operating Expenses
   Item 3.     Condensed Financial Information  . . . . . . . . . . . .      Financial Highlights
   Item 4.     General Description of Registrant  . . . . . . . . . . .      The Trust; Investment Objective and Policies
   Item 5.     Management of the Fund . . . . . . . . . . . . . . . . .      Trustees of the Trust; The Manager; The Adviser and the
                                                                               Custodian
   Item 5A.    Management's Discussion of Fund Performance  . . . . . .      **
   Item 6.     Capital Stock and Other Securities . . . . . . . . . . .      Voting Rights, Shareholder Inquiries; Dividends; Taxes
   Item 7.     Purchase of Securities Being Offered . . . . . . . . . .      Purchase and Redemption of Shares
   Item 8.     Redemption or Repurchase . . . . . . . . . . . . . . . .      Purchase and Redemption of Shares
   Item 9.     Pending Legal Proceedings  . . . . . . . . . . . . . . .      *



PART B--ALL PORTFOLIOS

N-1A ITEM NO.                                                                LOCATION
-------------                                                                --------
   Item 10.    Cover Page . . . . . . . . . . . . . . . . . . . . . . .      Cover Page
   Item 11.    Table of Contents  . . . . . . . . . . . . . . . . . . .      Table of Contents
   Item 12.    General Information and History  . . . . . . . . . . . .      The Trust
   Item 13.    Investment Objectives and Policies . . . . . . . . . . .      Description of Permitted Investments; Investment
                                                                               Limitations

   Item 14.    Management of the Registrant . . . . . . . . . . . . . .      Trustees and Officers of the Trust (Prospectus); The
                                                                               Manager and Shareholder Servicing Agent; The Adviser
   Item 15.    Control Persons and Principal Holders
                of Securities . . . . . . . . . . . . . . . . . . . . .      5% Shareholders; Trustees and Officers of the Trust
   Item 16.    Investment Advisory and Other Services . . . . . . . . .      The Adviser; The Manager and Shareholder Servicing
                                                                               Agent; Distribution; Experts
   Item 17.    Brokerage Allocation . . . . . . . . . . . . . . . . . .      Portfolio Transactions
   Item 18.    Capital Stock and Other Securities . . . . . . . . . . .      Description of Shares
   Item 19.    Purchase, Redemption, and Pricing of Securities
                 Being Offered  . . . . . . . . . . . . . . . . . . . .      Purchase and Redemption of Shares (Prospectus);
                                                                               Determination of Net Asset Value
   Item 20.    Tax Status . . . . . . . . . . . . . . . . . . . . . . .      Taxes (Prospectus); Tax
   Item 21.    Underwriters . . . . . . . . . . . . . . . . . . . . . .      Distribution
   Item 22.    Calculation of Performance Data  . . . . . . . . . . . .      Performance
   Item 23.    Financial Statements . . . . . . . . . . . . . . . . . .      Financial Statements

PART C - Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of this Registration Statement.

------------------------------------
*  Not Applicable
** To be included in the Annual Report for the fiscal year ending January 31, 1995.

The Prospectus for the Money Market Portfolio, Prime Obligation Portfolio, Government Portfolio, Government II Portfolio, Treasury Portfolio, Treasury II Portfolio and Federal Securities Portfolio, included as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048), filed with the Securities and Exchange Commission on March 31, 1995 pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act") and in final form under Rule 497(c) on June 2, 1995, as supplemented under Rule 497(e) on August 4, 1995, is hereby incorporated by reference as if set forth in full herein.

The Prospectus for the Corporate Daily Income Portfolio, Government Securities Daily Income Portfolio, Short-Term Mortgage Portfolio, Short Duration Mortgage Portfolio, Short-Term Government Portfolio, Intermediate-Term Government Portfolio and GNMA Portfolio is included as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048), filed with the Securities and Exchange Commission on March 31, 1995 pursuant to Rule 485(a) under the 1933 Act and in final form under Rule 497(c) on June 2, 1995, is hereby incorporated by reference as if set forth in full herein.

The Prospectus for the Class D Shares of the Corporate Daily Income Portfolio, Short-Term Government Portfolio, Intermediate-Term Government Portfolio and GNMA Portfolio is included as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048), filed with the Securities and Exchange Commission on March 31, 1995 pursuant to Rule 485(a) under the 1933 Act and in final form under Rule 497(c) on June 2, 1995, is hereby incorporated by reference as if set forth in full herein.

The Statement of Additional Information for the Money Market Portfolio, Prime obligation Portfolio, Government Portfolio, Government II Portfolio, Treasury Portfolio, Treasury II Portfolio, Federal Securities Portfolio, Corporate Daily Income Portfolio, Government Securities Daily Income Portfolio, Short-Term Mortgage Portfolio, Short Duration Mortgage Portfolio, Short-Term Government Portfolio, Intermediate-Term Government Portfolio and GNMA Portfolio, included as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048), filed with the Securities and Exchange Commission on March 31, 1995 pursuant to Rule 485(a) under the 1933 Act and in final form under Rule 497(c) on June 2, 1995, as supplemented under Rule 497(e) on August 4, 1995, is hereby incorporated by reference as if set forth in full herein.

SEI DAILY INCOME TRUST

APRIL 1, 1996

--------------------------------------------------------------------------------

GOVERNMENT PORTFOLIO


--------------------------------------------------------------------------------


Please read this Prospectus carefully before investing, and keep it on file for future reference.


A Statement of Additional Information dated May 31, 1995, as amended has been filed with the Securities and Exchange Commission and is available without charge through the Distributor, SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087 or by calling 1-800-342-5734. The Statement of Additional Information is incorporated into this Prospectus by reference.



SEI Daily Income Trust (the "Trust") is a mutual fund that offers financial institutions a convenient means of investing their own funds or funds for which they act in a fiduciary, agency or custodial capacity in professionally managed diversified portfolios of securities. Some portfolios offer separate classes of units of beneficial interest ("shares") that differ from each other primarily in the allocation of certain distribution expenses. This Prospectus offers Class G shares (formerly Class C shares) of the Government Portfolio (the "Portfolio").



AN INVESTMENT IN THE PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE TRUST'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THE TRUST'S SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THE SHARES INVOLVES RISK, INCLUDING POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

ANNUAL OPERATING EXPENSES (as a percentage of average net assets)        CLASS G

--------------------------------------------------------------------------------


Management/Advisory Fees (after fee waiver) (1)                                                                    .16%
12b-1 Fees (after fee waiver)(2)                                                                                   .40%
Total Other Expenses                                                                                               .29%
    Shareholder Service Fees                                                                              .25%
---------------------------------------------------------------------------------------------------------------------
Total Operating Expenses (after fee waiver) (3)                                                                    .85%
---------------------------------------------------------------------------------------------------------------------



(1) The Manager has waived, on a voluntary basis, a portion of its fee, and the management/advisory fees shown reflect this voluntary waiver. The Manager reserves the right to terminate its waiver at any time in its sole discretion. Absent such fee waiver, management/advisory fees would be .27% for the Portfolio.


(2) The maximum 12b-1 fees payable by Class G shares of the Portfolios are .50%.


(3) Absent the voluntary fee waivers described above, total operating expenses for the Class G shares of the Portfolio would be 1.06%.


EXAMPLE
--------------------------------------------------------------------------------


                                                                                       1 yr.    3 yrs.     5 yrs.     10 yrs.
                                                                                       -----    -------    -------    --------
An investor would pay the following expenses on a $1,000 investment assuming (1) 5%
  annual return and (2) redemption at the end of each time period:
    Government Portfolio                                                                $9        $27        $47        $105
---------------------------------------------------------------------------------------------------------------------


THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


The purpose of this table is to assist the investor in understanding the various costs and expenses that may be directly or indirectly borne by investors in Class G shares of the Portfolio. A person who purchases shares through a financial institution may be charged separate fees by that institution. The information set forth in the foregoing table and example relates only to Class G shares. Additional information may be found under "The Manager and Shareholder Servicing Agent," "The Adviser" and "Distribution." Long-term shareholders may eventually pay more than the economic equivalent of the maximum front-end sales charges otherwise permitted by the NASD Rules.

FINANCIAL HIGHLIGHTS



The following information has been audited by Arthur Andersen LLP, the Trust's independent accountants, as indicated in their report dated March 8, 1995 on the Trust's financial statements as of January 31, 1995 included in the Trust's Statement of Additional Information under "Financial Information." Additional performance information is set forth in the 1995 Annual Report to shareholders and is available upon request and without charge by calling 1-800-342-5734.


FOR A CLASS G SHARE OUTSTANDING THROUGHOUT THE PERIOD**



                                                                                                 Government Portfolio
                                                                                                 --------------------
                                                                                                   For fiscal year
                                                                                                        ended
                                                                                                     January 31,
                                                                                                 --------------------
                                                                                                       1995(1)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                  $     1.00
---------------------------------------------------------------------------------------------------------------------
Income from Investment Operations:
      Net Investment Income                                                                                 0.03
      Net Realized and Unrealized Gains (Losses) on Securities                                         --
---------------------------------------------------------------------------------------------------------------------
Total from Investment Operations                                                                      $     0.03
---------------------------------------------------------------------------------------------------------------------
Less Distributions:
      Dividends from Net Investment Income                                                                 (0.03)
      Distributions from Realized Capital Gains                                                        --
---------------------------------------------------------------------------------------------------------------------
Total Distributions                                                                                   $    (0.03)
---------------------------------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                                        $     1.00
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Total Return                                                                                             3.41%(2)
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data:
      Net Assets End of Period (000)                                                                  $  310,835
      Ratio of Expenses to Average Net Assets                                                              0.70%
      Ratio of Expenses to Average Net Assets (Excluding Waivers)                                          0.89%
      Ratio of Net Investment Income to Average Net Assets                                                 4.32%
      Ratio of Net Investment Income to Average Net Assets (Excluding Waivers)                              4.13
---------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------



(1) The Class C shares of the Portfolio were first offered April 7, 1994. All ratios have been annualized.


(2)  Returns are for the period indicated and have not been annualized.


** Financial information presented here reflects the performance and ratios of Class C shares of the Portfolio. The Trust's board of trustees has approved the conversion of Class C shares of the Portfolio into Class G shares. Class G shares are subject to different fees and expenses than Class C shares.

THE TRUST


SEI DAILY INCOME TRUST (the "Trust") is a diversified open-end management investment company that offers units of beneficial interest ("shares") in separate investment portfolios. This Prospectus offers Class G shares of the Trust's Government Portfolio (the "Portfolio.") The Portfolio has separate classes of shares which provide for variations in distribution, shareholder service and transfer agent costs, voting rights and dividends. Additional information pertaining to the Trust may be obtained from SEI Financial Services Company, 680 East Swedesford Road, Wayne, PA 19087 or by calling 1-800-342-5734.


INVESTMENT

OBJECTIVE AND

POLICIES


                      The Government Portfolio seeks to preserve principal value and maintain a high degree of liquidity while providing current income. Under normal conditions the Portfolio invests exclusively in U.S. Treasury obligations, obligations issued or guaranteed as to principal and interest by the agencies or instrumentalities of the U.S. Government, and repurchase agreements involving such obligations.



GENERAL

INVESTMENT
POLICIES


                      The Portfolio complies with regulations of the Securities and Exchange Commission applicable to money market funds, as amended effective June 1, 1991. These regulations impose certain quality, maturity and diversification restraints on investments by the Portfolio. These regulations generally require money market funds to acquire only U.S. dollar denominated obligations maturing in 397 days or less. Under these regulations, the Portfolio will maintain an average maturity on a dollar-weighted basis of 90 days or less. For a description of certain of these restraints, see "Description of Permitted Investments and Risk Factors."


                            The Portfolio may invest up to 10% of its net assets
                      in illiquid securities, including illiquid restricted securities. However, restricted securities, including Rule 144A securities and Section 4(2) commercial paper, that meet the criteria established by the Board of Trustees of the Trust will be considered liquid. In addition, the Portfolio may invest in STRIPS (as defined in the "Description of Permitted Investments and Risk Factors").


                            The Portfolio may purchase securities on a
                      when-issued basis.


                            For a description of the permitted investments and
                      the above ratings see "Description of Permitted Investments and Risk Factors" and the Statement of Additional Information.

INVESTMENT
LIMITATIONS


                      The investment objective and certain investment limitations are fundamental policies of the Portfolio. It is a fundamental policy of the Portfolio to use its best efforts to maintain a constant net asset value of $1.00 per share. There can be no assurance that the investment objective of the Portfolio will be met or that the Portfolio will be able to maintain a net asset value of $1.00 per share on a continuing basis.


                            Fundamental policies cannot be changed with respect
                      to the Portfolio without the consent of the holders of a majority of the Portfolio's outstanding shares.



                      The Portfolio may not:


                      1. Purchase securities of any issuer (except securities
                         issued or guaranteed by the U.S. Government, its agencies or instrumentalities), if as a result, more than 5% of total assets of the Portfolio would be invested in the securities of such issuer; provided, however, that the Portfolio may invest up to 25% of its total assets without regard to this restriction as permitted by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").


                      2. Purchase any securities which would cause more than 25%
                         of the total assets of the Portfolio to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that this limitation does not apply to investments in (a) domestic banks and (b) obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; provided.


                      3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding 10% of the value of the total assets of the Portfolio. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate substantial redemption requests if they should occur and is not for investment purposes. All borrowings will be repaid before making additional investments for the Portfolio and any interest paid on such borrowings will reduce the income of the Portfolio.


                      The foregoing percentage limitations will apply at the time of the purchase of a security. Additional fundamental and nonfundamental investment limitations are set forth in the Statement of Additional Information.


THE MANAGER


                      SEI Financial Management Corporation (the "Manager" and the "Transfer Agent"), a wholly owned subsidiary of SEI Corporation ("SEI"), and the Trust are parties to a management agreement (the "Management Agreement"). Under the terms of the Management Agreement, the Manager is responsible for providing the Trust with overall management services, regulatory reporting, all necessary office space, equipment, personnel and facilities and for acting as transfer agent, dividend disbursing agent, and shareholder servicing agent.

                            For these services, the Manager is entitled to a fee
                      which is calculated daily and paid monthly at an annual rate of .24% of the Portfolio's average daily net assets. The Manager has voluntarily agreed to waive all or a portion of its fee in order to limit the total operating expenses to not more than .85% of the daily net assets of Class G shares of the Portfolio, on an annualized basis. The Manager reserves the right, in its sole discretion, to terminate this voluntary waiver at any time.


THE ADVISER


                      Wellington Management Company ("WMC" or the "Adviser") acts as the investment adviser for the Portfolio under an advisory agreement (the "Advisory Agreement") with the Trust. WMC is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions and individuals. Under the Advisory Agreement, the Adviser is responsible for the investment decisions for the Portfolio and continuously reviews, supervises and administers the Portfolio's investment program. The Adviser is independent of the Manager and SEI and discharges its responsibilities subject to the supervision of, and policies set by, the Trustees of the Trust.


                            The Adviser's predecessor organizations have
                      provided investment advisory services to investment companies since 1933 and to investment counseling clients since 1960. As of September 30, 1995, the Adviser had discretionary management authority with respect to approximately $102.4 billion of assets, including the assets of the Trust, SEI Liquid Asset Trust and the Insurance Investment Products Trust, each an open-end investment company. Wellington Trust Company, National Association, a wholly-owned subsidiary of the Adviser, utilizes SEI's trust accounting services. The principal address of Wellington Management Company is 75 State Street, Boston, MA 02109. WMC is a Massachusetts general partnership, of which the following persons are managing partners: Robert W. Doran, Duncan M. McFarland and John B. Neff.


                            The Adviser is entitled to a fee, which is
                      calculated daily and paid monthly, at an annual rate of .075% of the combined average daily net assets of the Portfolios of the Trust up to $500 million and .02% of such combined average daily net assets in excess of $500 million. Such fees are allocated daily among the Portfolios on the basis of their relative net assets. For the fiscal year ended January 31, 1995, the Portfolio paid the Adviser advisory fees (shown here as a percentage of average daily net assets after voluntary fee waivers) of .01%.



DISTRIBUTION AND


SHAREHOLDER


SERVICES



                      SEI Financial Services Company (the "Distributor"), a wholly owned subsidiary of SEI, serves as the Portfolio's distributor pursuant to a distribution agreement (the "Distribution Agreement"). Each Class of each Portfolio has a separate distribution plan ("Class A Plan,"

                      "Class B Plan," "Class C Plan" and "Class G Plan"; collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Trust may also execute brokerage or other agency transactions through the Distributor for which the Distributor may receive usual and customary compensation.


                            The Class G Plan provides for payments to the
                      Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to Class G shares. These payments are characterized as "compensation" and are not directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may therefore be higher or lower than its actual expenses. These additional payments may be used to compensate Class G shareholders that provide distribution related services to their customers. Class G shares are also subject to a shareholder servicing fee of up to .25% of the average daily net assets of the Class G shares of the Portfolio. This shareholder servicing fee may be used for personal service and maintenance of shareholder accounts.

                            It is possible that an institution may offer
                      different classes of shares to its customers and thus receive compensation with respect to different classes. These financial institutions may also charge separate fees to their customers. Certain financial institutions offering shares to their customers may be required to register as dealers pursuant to state laws.
                            The Distributor may, from time to time in its sole
                      discretion, institute one or more promotional incentive programs, which will be paid by the Distributor from the sales charge it receives or from any other source available to it. Under any such program, the Distributor will provide promotional incentives, in the form of cash or other compensation, including merchandise, airline vouchers, trips and vacation packages, to all dealers selling shares of the Portfolios. Such promotional incentives will be offered uniformly to all dealers and predicated upon the amount of shares of the Portfolios sold by the dealer.

PURCHASE AND
REDEMPTION OF
SHARES


                      Financial institutions may acquire shares of the Portfolio for their own accounts or as a record owner on behalf of fiduciary, agency or custody accounts by placing orders with the Transfer Agent. Institutions that use certain SEI proprietary systems may place orders electronically through those systems. State securities laws may require banks and financial institutions purchasing shares for their customers to register as dealers pursuant to state laws. Financial institutions may impose an earlier cut-off time for receipt of purchase orders directed through them to allow for processing and transmittal of these orders to the Transfer Agent for effectiveness the same day. Financial institutions that purchase shares for the accounts of their customers may impose separate charges on these customers for account services. Shares of the Portfolio are offered only to residents of states in which the shares are eligible for purchase.


                            Shares of the Portfolio may be purchased or redeemed
                      on days on which the New York Stock Exchange is open for business ("Business Days"). However, money market fund shares can not be purchased by Federal Reserve wire on Federal holidays restricting wire transfers.
                            Shareholders who desire to purchase shares with cash
                      must place their orders with the Transfer Agent prior to the determination of net asset value for the order to be accepted on that Business Day. Cash investments must be transmitted or delivered in federal funds to the wire agent by the close of business on the same day the order is placed. The Trust reserves the right to reject a purchase order when the Distributor determines that it is not in the best interest of the Trust or shareholders to accept such purchase order.

                            The Trust will send shareholders a statement of
                      shares owned after each transaction. The purchase price of shares is the net asset value next determined after a purchase order is received and accepted by the Trust, which is expected to remain constant at $1.00. The net asset value per share of the Portfolio is determined by dividing the total value of its investments and other assets, less any liabilities, by the total outstanding shares of the Portfolio. A Portfolio's investments will be valued by the amortized cost method described in the Statement of Additional Information. Net asset value per share is determined daily as of 3:00 p.m. Eastern time on each Business Day. Financial institutions which purchase and redeem shares for the accounts of their customers may impose their own cut-off times for receipt of purchase and redemption requests directed through them.


                            Shareholders who desire to redeem shares of the
                      Portfolio must place their redemption orders with the Transfer Agent prior to the determination of net asset value on any Business Day. The redemption price is the net asset value per share of the Portfolio next determined after receipt by the Transfer Agent of the redemption order. For redemption orders received before the cut-off time on any Business Day, payment will be made the same day by transfer of federal funds. Otherwise, the redemption order will be effective on the next Business Day.


                            Purchase and redemption orders may be placed by
                      telephone. Neither the Trust nor the Trust's Transfer Agent will be responsible for any loss, liability, cost or expense for acting upon wire instructions or upon telephone instructions that it reasonably believes to be genuine. The Trust and the Trust's Transfer Agent will each employ reasonable procedures to confirm that instructions communicated by telephone are genuine, including requiring a form of personal identification prior to acting upon instructions received by telephone and recording telephone instructions.

                            If market conditions are extraordinarily active, or
                      other extraordinary circumstances exist, and you experience difficulties placing redemption orders by telephone, you may wish to consider placing your order by other means.
PERFORMANCE


                      For any Portfolio, the performance of Class A shares will normally be higher than that of Class B shares because of the additional distribution expenses charged to Class B shares. Likewise, the performance on Class B shares will normally be higher than that of Class C or

                      Class G shares because of the additional distribution expenses charged to Class C shares and the additional distribution and shareholder servicing expenses charged to Class G shares.


                            From time to time, the Portfolio may advertise the
                      "current yield" and "effective yield" (also called "effective compound yield"). These figures are based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The "current yield" of the Portfolio refers to the income generated by a hypothetical investment in such Portfolio over a seven-day period (which period will be stated in the advertisement). This income is then "annualized," i.e., the income generated during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" (also called "effective compound yield") is calculated similarly but, when annualized, the income earned by an investment in the Portfolio is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment.


                            The Portfolio may periodically compare its
                      performance to that of other mutual funds tracked by mutual fund rating services (such as Lipper Analytical) or financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices which may assume investment of dividends but generally do not reflect deductions for administrative and management costs or to other investment alternatives. The Portfolio may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy and investment techniques.

TAXES


                      The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders. Accordingly, shareholders are urged to consult their tax advisers regarding specific questions as to federal, state and local income taxes. State and local tax consequences of an investment in the Portfolio may differ from the federal income tax consequences described below. Additional information concerning taxes is set forth in the Statement of Additional Information.



Tax Status
of the Portfolios     The Portfolio is treated as a separate entity for federal
                      income tax purposes and is not combined with the Trust's other portfolios. The Portfolio intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies ("RICs") under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), as amended, so as to be relieved of federal income tax on net investment company taxable income and net capital gains
                      (the excess of net longterm capital gains over net short-term capital losses) distributed to shareholders.
                      The Portfolio also intends to distribute sufficient amounts each calendar year to avoid liability for federal excise tax.

Tax Status
of Distributions      The Portfolio distributes substantially all of its net
                      investment income (including net short-term capital gains) to shareholders. Dividends from net investment company taxable income are taxable to its shareholders as ordinary income (whether received in cash or in additional shares) and will not qualify for the corporate dividends received deduction. Distributions of net capital gains are taxable to shareholders as long-term capital gains. The Portfolio provides annual reports to shareholders of the federal income tax status of all distributions.


                            Dividends declared by the Portfolio in October,
                      November or December of any year and payable to shareholders of record on a date in such a month, will be deemed to have been paid by the Portfolio and received by the shareholders on December 31 of the year declared if paid by the Portfolio at any time during the following January.


                            Income received on direct U.S. Government
                      obligations is exempt from tax at the state level when received directly and may be exempt, depending on the state, when received by a shareholder from a Portfolio provided certain conditions are satisfied. Interest received on repurchase agreements collateralized by U.S. Government obligations normally is not exempt from state taxation. The Portfolio will inform shareholders annually of the percentage of income and distributions derived from direct U.S. Government obligations. Shareholders should consult their tax advisers to determine whether any portion of the income dividends received from the Portfolio is considered tax exempt in their particular states.


                            With respect to investments in STRIPS, which are
                      sold at original issue discount and thus do not make periodic cash interest payments, the Portfolio will be required to include as part of its current income the accreted interest on any such obligations even though the Portfolio has not received any interest payments on such obligations during that period. Because the Portfolio distributes all of its net investment income to its shareholders, the Portfolio may have to sell portfolio securities to distribute such imputed income, which may occur at a time when the Adviser would not have chosen to sell such securities, and which may result in a taxable gain or loss.


                            Each sale, exchange, or redemption of Portfolio
                      shares is a taxable transaction to the shareholder.

GENERAL INFORMATION


The Trust             The Trust was organized as a Massachusetts business trust
                      under a Declaration of Trust dated March 15, 1982. The
                      Declaration of Trust permits the Trust to offer separate portfolios of shares and different classes of each portfolio. In addition to the Portfolio, the Trust consists of the following portfolios: Money Market
                      Portfolio, Prime Obligation Portfolio, Government II
                      Portfolio, Treasury Portfolio, Treasury II Portfolio,
                      Federal Securities Portfolio, Short-Term Government
                      Portfolio, Intermediate-Term Government Portfolio, GNMA
                      Portfolio, Short-Term Mortgage Portfolio (formerly
                      Adjustable Rate Mortgage Portfolio) Short Duration
                      Mortgage Portfolio, Corporate Daily Income Portfolio and
                      Government Securities Daily Income Portfolio. All consideration received by the Trust for shares of any portfolio and all assets of such portfolio belong to that portfolio and would be subject to liabilities related thereto.
                            The Trust pays its expenses, including fees of its
                      service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation materials and reports to shareholders, costs of custodial services and registering the shares under state and federal securities laws, pricing, insurance expenses, litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

Trustees of the Trust The management and affairs of the Trust are supervised by the Trustees under the laws of The Commonwealth of Massachusetts. The Trustees have approved contracts under which, as described above, certain companies provide essential management services to the Trust.

Voting Rights         Each share held entitles the shareholder of record to one
                      vote. The shareholders of each Portfolio or class will vote separately on matters relating solely to that Portfolio or class. As a Massachusetts business trust, the Trust is not required to hold annual meetings of shareholders but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances. In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Reporting             The Trust issues unaudited financial information
                      semi-annually and audited financial statements annually.
                      The Trust furnishes proxy statements and other reports to shareholders of record.

Shareholder Inquiries Shareholder inquiries should be directed to the Manager,
                      SEI Financial Management Corporation, 680 E. Swedesford Road, Wayne, PA 19087.


Dividends             Substantially all of the net investment income (exclusive
                      of capital gains) of the Portfolio is distributed in the form of monthly dividends. The dividends are determined and declared as a dividend for shareholders of record on the close of business on that day. Dividends are paid by the Portfolio in federal funds or in additional shares at the discretion of the shareholder on the first Business
                      Day of each month. The dividends on Class A shares are normally higher than those on Class B shares of each Portfolio because of the additional distribution expenses charged to Class B shares. The dividends on Class B shares are normally higher than those on Class C and Class G shares of each Portfolio because of the additional distribution and/or shareholder servicing expenses charged to Class C and Class G shares.



Counsel and Independent
Accountants           Morgan, Lewis & Bockius LLP serves as counsel to the
                      Trust. Arthur Andersen LLP serves as the independent public accountants of the Trust.



Custodians
and Wire Agent        CoreStates Bank, N.A., Broad and Chestnut Streets, P.O.
                      Box 7618, Philadelphia, PA 19101 (the "Custodian"), acts as custodian of the assets of the Portfolio, and as wire agent of the Trust. The Custodian holds cash, securities and other assets of the Trust as required by the 1940 Act.

DESCRIPTION
OF PERMITTED
INVESTMENTS
AND RISK FACTORS

                      The following is a description of certain of the permitted investment practices for the Portfolios and the associated risk factors:


Illiquid Securities   Illiquid securities are securities which cannot be
                      disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. An illiquid security includes a demand instrument with a demand notice period exceeding seven days, where there is no secondary market for such security, and repurchase agreements with maturities over seven days in length.


Repurchase Agreements Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller at an agreed upon price on an agreed upon date within a number of days from the date of purchase. The Custodian will hold the security as collateral for the repurchase agreement. A Portfolio bears a risk of loss in the event the other party defaults on its obligations and the Portfolio is delayed or prevented from exercising its rights to dispose of the collateral or if the Portfolio realizes a loss on the sale of the collateral. A Portfolio will enter into repurchase agreements only with financial institutions deemed to present minimal risk of bankruptcy during the term of the agreement based on established guidelines. Repurchase agreements are considered loans under the 1940 Act.


Restraints on
Investments by
Money Market Funds    Investments by a money market fund are subject to
                      limitations imposed under regulations adopted by the Securities and Exchange Commission. These regulations generally require money market funds to acquire only U.S.
                      dollar denominated obligations maturing in 397 days or less and to maintain a dollar-weighted average portfolio maturity of 90 days or less. In addition, money market funds may acquire only obligations that present minimal credit risk and that are "eligible securities," which means they are (i) rated, at the time of investment, by at least two nationally recognized statistical rating organizations (one if it is the only organization rating such obligation) in the highest short-term rating category or, if unrated, determined to be of comparable quality (a
                      "first tier security"), or (ii) rated according to the foregoing criteria in the second highest rating category or, if unrated, determined to be of comparable quality
                      ("second tier security"). A security is not considered to be unrated if its issuer has outstanding obligations of comparable priority and security that have a short-term rating. In the case of taxable money market funds, investments in second tier securities are subject to the further constraints that (i) no more than 5% of a Portfolio's assets may be invested in second tier securities, and (ii) any investment in securities of any one issuer is limited to the greater of 1% of the Portfolio's total assets or $1 million. A taxable money market fund may also hold more than 5% of its total assets in the first tier securities of a single issuer for three business days.

U.S. Government Agencies
                      Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporations, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g., Government National Mortgage Association), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Portfolio's shares.

U.S. Treasury
Obligations           U.S. treasury obligations consist of bills, notes and
                      bonds issued by the U.S. Treasury and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interest and Principal Securities ("STRIPS").

STRIPS STRIPS are sold as zero coupon securities which means that they are sold at a substantial discount and redeemed at face value at their maturity date without interim cash payments of interest or principal. This discount is accreted over the life of the security, and such accretion will constitute the income earned on the security for both accounting and tax purposes. Because of these features, such securities may be subject to greater interest rate volatility than interest paying securities. See also "Taxes."

When-Issued and Delayed
Delivery Securities   When-issued or delayed delivery basis transactions involve the purchase of an instrument with payment and delivery taking place in the future. Delivery of and payment for these securities may occur a month or more after the date of the purchase commitment. A Portfolio will maintain with the Custodian a separate account with liquid high grade debt securities or cash in an amount at least equal to these commitments. The interest rate realized on these securities is fixed as of the purchase date and no interest accrues to a Portfolio before settlement. These securities are subject to market fluctuation due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities, a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


Expense Summary.............................       2
Financial Highlights........................       3
The Trust...................................       4
Investment Objectives and Policies..........       4
General Investment Policies.................       4
Investment Limitations......................       5
The Manager.................................       5
The Adviser.................................       6
Distribution and Shareholder Services.......       6
Purchase and Redemption of Shares...........       7
Performance.................................       8
Taxes.......................................       9
General Information.........................      10
Description of Permitted Investments and
  Risk Factors..............................      12

                           PART C: OTHER INFORMATION

ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS:
(a)   Financial Statements
      (1) The Registrant's audited financial statements for the Money Market, Prime Obligation, Government, Government II, Treasury, Treasury II, Federal Securities, Corporate Daily Income, Government Securities Daily Income, Short-Term Mortgage (formerly Adjustable Rate Mortgage), Short Duration Mortgage, Short-Term Government, Intermediate-Term Government and GNMA Portfolios for the fiscal year ended January 31, 1995, including Arthur Andersen LLP's report thereon, included in the Statement of Additional Information, filed as part of Post-Effective Amendment No. 33 to the Registrant's Registration Statement on Form N-1A (File No. 2-77048) are incorporated by reference, as filed with the Securities and Exchange Commission on March 31, 1995.

(b)   Additional Exhibits
      (1) Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (2) By-Laws originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (3)       Not Applicable.
      (4)       Not Applicable.
      (5)(a) Management Agreement dated May 23, 1986, as amended, originally filed in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (5)(b) Investment Advisory Agreement with Wellington Management Company, originally filed on December 15, 1986, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (5)(e) Investment Advisory Agreement with Bear Stearns Asset Management, originally filed May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (5)(f) Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Corporate Daily Income Portfolio and Government Securities Daily Income Portfolio originally filed on May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (5)(g) Investment Advisory Agreement with Wellington Management Company relating to the Registrant's Short-Term Mortgage Portfolio and Short Duration Mortgage Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (6)(a) Distribution Agreement originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (6)(b) Supplement to Distribution Agreement originally filed on May 29, 1990, in Post-Effective Amendment No. 22 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (6)(c) Supplement to Distribution Agreement originally filed on August 29, 1991, in Post-Effective Amendment No. 24 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (7)       Not Applicable.
      (8)(a) Custodian Agreement with United States National Bank of Oregon originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (8)(b) Custodian Agreement with First Interstate Bank of Oregon, N.A. originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (8)(c) Custodian Agreement with Manufacturers National Bank of Detroit originally filed on September 22, 1983, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (8)(d) Custodian Agreement with Philadelphia National Bank originally filed on August 30, 1985, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
      (9)       Not Applicable.

      (10) Opinion and Consent of Counsel incorporated by Reference to Pre-Effective Amendment No. 1.

      (11)      Consent of Independent Public Accountants is filed herewith.
      (12)      Not Applicable.
      (13)      Not Applicable.
      (14)      Not Applicable.
      (15)(a) Class D Distribution Plan originally filed on April 1, 1993, in Post-Effective Amendment No. 27 to Form N-1A, is incorporated by reference to Exhibit (6)(d) of Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (15)(b) Class A Distribution Plan is incorporated by reference to Post-Effective Amendment No. 34 to Form N-1A, filed December 28, 1995.


      (15)(c) Class B Distribution Plan is incorporated by reference to Post-Effective Amendment No. 34 to Form N-1A, filed December 28, 1995.


      (15)(d) Class C Distribution Plan is incorporated by reference to Post-Effective Amendment No. 34. to Form N-1A, filed December 28, 1995.


      (15)(e)   Class G Distribution Plan is filed herewith.


      (15)(f)   Shareholder Service Agreement is filed herewith.

      (16) Performance Quotation Computation, Incorporated by Reference to Post-Effective Amendment No. 32 to Form N-1A, filed April 1, 1994.
      (17) Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.

      (18)(a) Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 34 to Form N-1A, filed December 28, 1995.


      (18)(b) Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class G shares is filed herewith.




ITEM 25.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

      See the Prospectuses and Statement of Additional Information filed herewith regarding the Trust's control relationships. The Manager is a subsidiary of SEI Corporation which also controls the distributor of the Registrant, SEI Financial Services Company, and other corporations engaged in providing various financial and record keeping services, primarily to bank trust departments, pension plan sponsors and investment managers.

ITEM 26.   NUMBER OF HOLDERS OF SECURITIES:

      As of March 13, 1996:



                                                                                                     NUMBER OF
TITLE OF CLASS                                                                                     RECORD HOLDERS
-----------------------------------------------------------------------------------------------------------------
UNITS OF BENEFICIAL INTEREST, WITHOUT PAR VALUE--
Money Market Portfolio, Class A . . . . . . . . . . . . . . . . . . . .                              28
Money Market Portfolio, Class B . . . . . . . . . . . . . . . . . . . .                               2
Money Market Portfolio, Class C . . . . . . . . . . . . . . . . . . . .                               1
Prime Obligation Portfolio, Class A . . . . . . . . . . . . . . . . . .                              85
Prime Obligation Portfolio, Class B . . . . . . . . . . . . . . . . . .                               5
Prime Obligation Portfolio, Class C . . . . . . . . . . . . . . . . . .                               0
Government Portfolio, Class A   . . . . . . . . . . . . . . . . . . . .                               5
Government Portfolio, Class B . . . . . . . . . . . . . . . . . . . . .                               2
Government Portfolio, Class C . . . . . . . . . . . . . . . . . . . . .                               2
Government II Portfolio, Class A  . . . . . . . . . . . . . . . . . . .                              34
Government II Portfolio, Class B  . . . . . . . . . . . . . . . . . . .                               7
Government II Portfolio, Class C  . . . . . . . . . . . . . . . . . . .                               0
Treasury Portfolio, Class A . . . . . . . . . . . . . . . . . . . . . .                              11
Treasury Portfolio, Class B . . . . . . . . . . . . . . . . . . . . . .                               0
Treasury Portfolio, Class C . . . . . . . . . . . . . . . . . . . . . .                               3
Treasury II, Class A  . . . . . . . . . . . . . . . . . . . . . . . . .                              48
Treasury II, Class B  . . . . . . . . . . . . . . . . . . . . . . . . .                               9
Treasury II, Class C  . . . . . . . . . . . . . . . . . . . . . . . . .                               1
Federal Securities Portfolio  . . . . . . . . . . . . . . . . . . . . .                               0
Corporate Daily Income Portfolio, Class A . . . . . . . . . . . . . . .                              74
Corporate Daily Income Portfolio, Class B . . . . . . . . . . . . . . .                               0
Corporate Daily Income Portfolio, Class C . . . . . . . . . . . . . . .                               0
Government Securities Daily Income Portfolio, Class A . . . . . . . . .                               0
Government Securities Daily Income Portfolio, Class B . . . . . . . . .                               0
Government Securities Daily Income Portfolio, Class C . . . . . . . . .                               0
Short-Term Mortgage (formerly known as Adjustable Rate Mortgage) Portfolio                           19
Short-Term Mortgage Portfolio, Class B  . . . . . . . . . . . . . . . .                               0
Short-Term Mortgage Portfolio, Class C  . . . . . . . . . . . . . . . .                               0
Short Duration Mortgage Portfolio, Class A  . . . . . . . . . . . . . .                               0
Short Duration Mortgage Portfolio, Class B  . . . . . . . . . . . . . .                               0
Short Duration Mortgage Portfolio, Class C  . . . . . . . . . . . . . .                               0
Short-Term Government Portfolio, Class A  . . . . . . . . . . . . . . .                             134
Short-Term Government Portfolio, Class B  . . . . . . . . . . . . . . .                               2
Short-Term Government Portfolio, Class C  . . . . . . . . . . . . . . .                               0
Short-Term Government Portfolio, Class D  . . . . . . . . . . . . . . .                               5
Intermediate-Term Government Portfolio, Class A . . . . . . . . . . . .                             151
Intermediate-Term Government Portfolio, Class B . . . . . . . . . . . .                               0
Intermediate-Term Government Portfolio, Class C . . . . . . . . . . . .                               0
Intermediate-Term Government Portfolio, Class D . . . . . . . . . . . .                              13
GNMA Portfolio, Class A . . . . . . . . . . . . . . . . . . . . . . . .                             149
GNMA Portfolio, Class B . . . . . . . . . . . . . . . . . . . . . . . .                               1
GNMA Portfolio, Class C . . . . . . . . . . . . . . . . . . . . . . . .                               0
GNMA Portfolio, Class D . . . . . . . . . . . . . . . . . . . . . . . .                              21

ITEM 27.   INDEMNIFICATION:

   Article VIII of the Agreement and Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 maybe permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 28.   BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISERS:

   The list required by this Item 28 of officers and partners of Wellington Management Company ("WMC"), together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and partners during the past two years is incorporated by reference to Schedules A and D of Form ADV, filed by WMC pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

ITEM 29. PRINCIPAL UNDERWRITERS:

   (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing securities of the Registrant also acts as a principal underwriter, depositor or investment adviser:

      Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:


      SEI Daily Income Trust  . . . . . . . . . . . . . . . . . . . . .         July 15, 1982
      SEI Liquid Asset Trust  . . . . . . . . . . . . . . . . . . . . .         November 29, 1982
      SEI Tax Exempt Trust  . . . . . . . . . . . . . . . . . . . . . .         December 3, 1982
      SEI Index Funds   . . . . . . . . . . . . . . . . . . . . . . . .         July 10, 1985
      SEI Institutional Managed Trust   . . . . . . . . . . . . . . . .         January 22, 1987
      SEI International Trust   . . . . . . . . . . . . . . . . . . . .         August 30, 1988
      Stepstone Funds   . . . . . . . . . . . . . . . . . . . . . . . .         January 30, 1991
      The Advisors' Inner Circle Fund   . . . . . . . . . . . . . . . .         November 14, 1991
      The Pillar Funds  . . . . . . . . . . . . . . . . . . . . . . . .         February 28, 1992
      CUFUND  . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         May 1, 1992
      STI Classic Funds   . . . . . . . . . . . . . . . . . . . . . . .         May 29, 1992
      CoreFunds, Inc.   . . . . . . . . . . . . . . . . . . . . . . . .         October 30, 1992
      First American Funds, Inc.  . . . . . . . . . . . . . . . . . . .         November 1, 1992
      First American Investment Funds, Inc.   . . . . . . . . . . . . .         November 1, 1992
      The Arbor Fund  . . . . . . . . . . . . . . . . . . . . . . . . .         January 28, 1993
      1784 Funds  . . . . . . . . . . . . . . . . . . . . . . . . . . .         June 1, 1993
      The PBHG Funds, Inc.  . . . . . . . . . . . . . . . . . . . . . .         July 16, 1993
      Marquis Funds(R)  . . . . . . . . . . . . . . . . . . . . . . . .         August 17, 1993
      Morgan Grenfell Investment Trust  . . . . . . . . . . . . . . . .         January 3, 1994
      Inventor Funds, Inc.  . . . . . . . . . . . . . . . . . . . . . .         August 1, 1994

      The Achievement Funds Trust   . . . . . . . . . . . . . . . . . .         December 27, 1994
      Insurance Investment Products Trust   . . . . . . . . . . . . . .         December 30, 1994
      Bishop Street Funds   . . . . . . . . . . . . . . . . . . . . . .         January 27, 1995
      CrestFunds, Inc.  . . . . . . . . . . . . . . . . . . . . . . . .         March 1, 1995
      Conestoga Family of Funds   . . . . . . . . . . . . . . . . . . .         May 1, 1995
      STI Classic Variable Trust  . . . . . . . . . . . . . . . . . . .         August 18, 1995
      ARK Funds   . . . . . . . . . . . . . . . . . . . . . . . . . . .         November 1, 1995
      Monitor Funds   . . . . . . . . . . . . . . . . . . . . . . . . .         January 11, 1996


      SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is 680 East Swedesford Road, Wayne, PA 19087.


                               Position and Office                                   Positions and Offices
Name                           with Underwriter                                      with Registrant
----                           ----------------                                      ---------------
Alfred P. West, Jr.            Director, Chairman & Chief Executive Officer                   --
Henry H. Greer                 Director, President & Chief
                               Operating Officer                                              --
Carmen V. Romeo                Director, Executive Vice President & Treasurer                 --
Gilbert L. Beebower            Executive Vice President                                       --
Richard B. Lieb                Executive Vice President                                       --
Charles A. Marsh               Executive Vice President-Capital Resources Division            --
Leo J. Dolan, Jr.              Senior Vice President                                          --
Carl A. Guarino                Senior Vice President
Jerome Hickey                  Senior Vice President                                          --
David G. Lee                   Senior Vice President                                 President and Chief
                                                                                     Executive Officer
William Madden                 Senior Vice President                                          --
A. Keith McDowell              Senior Vice President                                          --
Dennis J. McGonigle            Senior Vice President                                          --
Hartland J. McKeown            Senior Vice President                                          --
James V. Morris                Senior Vice President
Steven Onofrio                 Senior Vice President                                          --
Kevin P. Robins                Senior Vice President, General Counsel &              Vice President and
                                 Secretary                                           Assistant Secretary
Robert Wagner                  Senior Vice President                                          --
Patrick K. Walsh               Senior Vice President                                          --
Kenneth Zimmer                 Senior Vice President                                          --
Robert Crudup                  Managing Director                                              --
Vic Galef                      Managing Director                                              --
Kim Kirk                       Managing Director                                              --
John Krzeminski                Managing Director
Carolyn McLaurin               Managing Director & Vice President                             --
Barbara Moore                  Managing Director                                              --
Donald Pepin                   Managing Director                                              --

                               Position and Office                                   Positions and Offices
Name                           with Underwriter                                      with Registrant
----                           ----------------                                      ---------------
Mark Samuels                   Managing Director                                              --
Wayne M. Withrow               Managing Director                                              --
Mick Duncan                    Team Leader                                                    --
Robert S. Ludwig               Team Leader & Vice President                                   --
Vicki Malloy                   Team Leader                                                    --
Robert Aller                   Vice President                                                 --
Steve Bendinelli               Vice President                                                 --
Cris Brookmyer                 Vice President & Controller                                    --
Gordon W. Carpenter            Vice President                                                 --
Robert B. Carroll              Vice President & Assistant Secretary                  Vice President and
                                                                                     Assistant Secretary
Todd Cipperman                 Vice President & Assistant Secretary                  Vice President and
                                                                                     Assistant Secretary
Ed Daly                        Vice President                                                 --
Jeff Drennen                   Vice President                                                 --
Lucinda Duncalfe               Vice President                                                 --
Kathy Heilig                   Vice President                                                 --
Larry Hutchison                Vice President                                                 --
Michael Kantor                 Vice President                                                 --
Samuel King                    Vice President                                                 --
Donald H. Korytowski           Vice President                                                 --
Jack May                       Vice President                                                 --
Sandra K. Orlow                Vice President & Assistant Secretary                  Vice President and
                                                                                     Assistant Secretary
Larry Pokora                   Vice President                                                 --
Kim Rainey                     Vice President                                                 --
Paul Sachs                     Vice President                                                 --
Steve Smith                    Vice President                                                 --
Daniel Spaventa                Vice President                                                 --
Kathryn L. Stanton             Vice President & Assistant Secretary                           --
William Zawaski                Vice President                                                 --
James Dougherty                Director of Brokerage Services                                 --


ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS:
   Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended ("1940 Act"), and the rules promulgated thereunder, are maintained as follows:

   (a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6);
   (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodians:

          CoreStates Bank, N.A.                      First Interstate
          Broad and Chestnut Street                  Bank of Oregon
          P.O. Box 7618                              1300 S.W. Fifth Street
          Philadelphia, PA  19101                    Portland, OR  97208

          Bank of New York
          48 Wall Street
          New York, NY  10286

   (b)  With respect to Rules 31a-1(a); 31a-1(b)(1); 31a-1(b)(4); (2)(C) and
   (D); (4); (5); (6); (8); (9); (10); (11); and 31a-1(c), the required books and records are maintained at the offices of Registrant's Manager:

                                SEI Financial Management Corporation
                                680 E. Swedesford Road
                                Wayne, PA 19087

   (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

   Wellington Management Company
   75 State Street
   Boston, Massachusetts 02109

ITEM 31.   MANAGEMENT SERVICES:   None

ITEM 32.   UNDERTAKINGS:

   Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the 1940 Act inform the Board of Trustees of their desire to communicate with shareholders of the Trust, the Trustees will inform such shareholders as to the approximate number of shareholders of record and the approximate costs of mailing or afford said shareholders access to a list of shareholders.

   Registrant undertakes to call a meeting of shareholders for the purpose of voting upon the question of the removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with each meeting to comply with the provisions of
Section 16(c) of the Investment Company Act of 1940 Act relating to shareholder communications.

   Registrant undertakes to furnish, upon request and without charge, to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders, when such annual report is issued containing information called for by Item 5A of Form N-1A.

                                     NOTICE

   A copy of the Agreement and Declaration of Trust of SEI Daily Income Trust (formerly now known as SEI Cash + Plus Trust) is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES


   Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to Registration Statement No. 2-77048 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, Commonwealth of Pennsylvania on the 21st day of March, 1996.


                                      SEI DAILY INCOME TRUST

                                      By /s/ DAVID G. LEE
                                         ----------------------------------
                                        David G. Lee,
                                        President & Chief Executive Officer
ATTEST:

/s/ JEFFREY A. COHEN
------------------------------------
Jeffrey A. Cohen,
Controller & Chief Financial Officer

   Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacity on the dates indicated.


                     *                                        Trustee                                   March 21, 1996
---------------------------------------------------
           Richard F. Blanchard

                     *                                        Trustee                                   March 21, 1996
---------------------------------------------------
             William M. Doran

                     *                                        Trustee                                   March 21, 1996
---------------------------------------------------
             F. Wendell Gooch

                     *                                        Trustee                                   March 21, 1996
---------------------------------------------------
              Frank E. Morris

                     *                                        Trustee                                   March 21, 1996
---------------------------------------------------
              James M. Storey

                     *                                        Trustee                                   March 21, 1996
---------------------------------------------------
             Robert A. Nesher

         /s/ DAVID G. LEE                                     President & Chief                         March 21, 1996
--------------------------------------------------               Executive Officer
             David G. Lee

         /s/ JEFFREY A. COHEN                                 Controller & Chief                        March 21, 1996
---------------------------------------------------              Financial Officer
             Jeffrey A. Cohen


     *By:   /s/ DAVID G. LEE
     ----------------------------------------
                David G. Lee
             Attorney-in-Fact

                                 EXHIBIT INDEX

EXHIBIT                                                                                                                         PAGE
------------------------------------------------------------------------------------------------------------------------------------
EX.99.B1         Declaration of Trust originally filed on March 15, 1982, in the Post-Effective Amendment to Form
                 N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March
                 31, 1995.
EX.99.B2         By-Laws originally filed on March 15, 1982, in the Post-Effective Amendment to Form N-1A, is
                 incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B3         Not Applicable.
EX.99.B4         Not Applicable.
EX.99.B5(a)      Management Agreement dated May 23, 1986, as amended, originally filed in the Post-Effective Ame ndment to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B5(b)      Investment Advisory Agreement with Wellington Management Company, originally filed on December 15,
                 1986, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective
                 Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B5(e)      Investment Advisory Agreement with Bear Stearns Asset Management, originally filed May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to Post-Effective
                 Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B5(f)      Investment Advisory Agreement with Wellington Management Company relating to the Registrant's
                 Corporate Daily Income Portfolio and Government Securities Daily Income Portfolio originally filed on May 18, 1993, in Post-Effective Amendment No. 28 to Form N-1A, is incorporated by reference to
                 Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B5(g)      Investment Advisory Agreement with Wellington Management Company relating to the Registrant's
                 Short-Term Mortgage Portfolio and Short Duration Mortgage Portfolio is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B6(a)      Distribution Agreement originally filed on July 15, 1982, in the Post-Effective Amendment to Form
                 N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March
                 31, 1995.
EX.99.B6(b)      Supplement to Distribution Agreement originally filed on May 29, 1990, in Post-Effective Amendment
                 No. 22 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B6(c)      Supplement to Distribution Agreement originally filed on August 29, 1991, in Post-Effective
                 Amendment No. 24 to Form N-1A, is incorporated by reference to Post-Effective Amendment No. 33 to
                 Form N-1A, filed March 31, 1995.
EX.99.B(7)       Not Applicable.
EX.99.B8(a)      Custodian Agreement with UnitedStates National Bank of Oregon originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective
                 Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B8(b)      Custodian Agreement with First Interstate Bank of Oregon, N.A. originally filed on July 15, 1982, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective
                 Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B8(c)      Custodian Agreement with Manufacturers National Bank of Detroit originally filed on September 22,
                 1983, in the Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective
                 Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B8(d)      Custodian Agreement with Philadelphia National Bank originally filed on August 30, 1985, in the
                 Post-Effective Amendment to Form N-1A, is incorporated by reference to Post-Effective Amendment
                 No. 33 to Form N-1A, filed March 31, 1995.

EX.99.B9         Not Applicable.
EX.99.B10        Opinion and Consent of Counsel incorporated by Reference to Pre-Effective Amendment No. 1.
EX.99.B11        Consent of Independent Public Accountants is filed herewith.
EX.99.B12        Not Applicable.
EX.99.B13        Not Applicable.
EX.99.B14        Not Applicable.
EX.99.B15(a)     Class D Distribution Plan originally filed on April 1, 1993, in Post-Effective Amendment No. 27 to
                 Form N-1A, is incorporated by reference to Exhibit (6)(d) of Post-Effective Amendment No. 33 to
                 Form N-1A, filed March 31, 1995.
EX.99.B15(b)     Class A Distribution Plan is incorporated by reference to Post-Effective Amendment No. 34 to Form
                 N-1A, filed December 28, 1995.
EX.99.B15(c)     Class B Distribution Plan is incorporated by reference to Post-Effective Amendment No. 34 to Form
                 N-1A, filed December 28, 1995.
EX.99.B15(d)     Class C Distribution Plan is incorporated by reference to Post-Effective Amendment No. 34 to Form
                 N-1A, filed December 28, 1995.
EX.99.B15(e)     Class G Distribution Plan is filed herewith.
EX.99.B15(f)     Shareholder Service Agreement is filed herewith.
EX.99.B16        Performance Quotation Computation, Incorporated by Reference to Post-Effective Amendment No. 32 to
                 Form N-1A, filed April 1, 1994.
EX.99.B17        Powers of Attorney are incorporated by reference to Post-Effective Amendment No. 33 to Form N-1A, filed March 31, 1995.
EX.99.B18(a)     Rule 18f-3 Multiple Class Plan is incorporated by reference to Post-Effective Amendment No. 34 to
                 Form N-1A, filed December 28, 1995.
EX.99.B18(b)     Amendment No. 1 to Rule 18f-3 Multiple Class Plan relating to Class G shares is filed herewith.